State Farm Large Cap Equity Fund
LARGE CAP EQUITY FUND
Investment Objective:
The Large Cap Equity Fund (or the “Fund”) seeks long-term growth of capital.
What are the costs of investing in the Fund?
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	State Farm Large Cap Equity Fund
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	0.75%

Expense Example
               This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
State Farm Large Cap Equity Fund	77	240	417	930

The example does not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Principal Investment Strategies
               Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”), select investments for the Large Cap Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Large Cap Equity Fund’s portfolio. State Farm Investment Management Corp. (the “Manager” or “SFIM”) monitors the performance of the sub-advisers and the allocation of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the portfolio are discussed separately below.

Bridgeway

               Bridgeway primarily invests its portion of the Large Cap Equity Fund in a diversified portfolio of large growth stocks. Bridgeway defines “large stocks” as those whose market capitalization (stock market worth) falls within the range of the Russell 1000 Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the market with dividends reinvested. The Russell 1000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Growth stocks are those that Bridgeway believes have above average prospects for economic growth. Bridgeway selects stocks within the large-cap growth category for the Large Cap Equity Fund using a statistically driven approach. At least 80% of Bridgeway’s portion of the Large Cap Equity Fund’s net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase. However, Bridgeway will not necessarily sell a stock if it “migrates” to a different category after purchase.

Westwood

               Under normal market conditions, Westwood invests at least 80% of its portion of the Large Cap Equity Fund (which includes, for purposes of this test, the amount of any borrowings for investment purposes) primarily in common stocks of large capitalization companies, including foreign companies. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Westwood defines large capitalization companies as those companies with market capitalizations greater than $5 billion at the time of purchase, while seasoned companies generally have been operating for at least three years.

               In selecting securities, Westwood maintains a list of approved securities of issuers which it believes have proven records and potential for above-average earnings growth. Westwood considers purchasing a security on such list if Westwood’s forecast for growth rates and earnings for that issuer exceeds Wall Street expectations. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt to equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a pre-determined price target, and/or a fundamental change that negatively impacts the outlook and original investment thesis. The investment team will also review a stock if the price of the stock declines 15% or more in the first 45 days held. The risk characteristics of Westwood’s portion of the Large Cap Equity Fund, such as beta (a measure of volatility), are generally expected to be less than those of the S&P 500, the Fund’s benchmark.

Both Bridgeway and Westwood may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
               Investors who purchase shares of the Large Cap Equity Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:
  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.
  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
              The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund’s performance from year to year. This information is intended to help you assess the variability of the Fund’s returns over the periods listed to a measure of market performance (and consequently, the potential returns and risks of an investment in the Fund).

The Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Annual Total Returns For Calendar Years

The Fund’s best and worst quarters during the periods in the bar chart were: Best quarter: 13.08%, during the first quarter of 2012. Worst quarter: -24.02%, during the fourth quarter of 2008.
               The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the S&P 500 for the 1-year, 5 year and since inception period ended 12/31/2012. The S&P 500 Index is a capitalization-weighted measure of the common stocks of 500 large U.S. companies.

The Fund’s inception date is August 1, 2005.
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	1 Year	5 Years	From Inception to 12/31/2012	Inception Date
State Farm Large Cap Equity Fund	16.63%	(1.04%)	0.80%	Aug. 01, 2005
State Farm Large Cap Equity Fund S&P 500 Index (Returns reflect no deduction for fees, expenses or taxes.)	16.00%	1.66%	4.16%	Aug. 01, 2005